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ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 31.1%
	ADVERTISING & MARKETING - 0.1%
530	Trade Desk, Inc. (The), Class A(a)	$ 38,139

	APPAREL & TEXTILE PRODUCTS - 0.2%
2,313	Tapestry, Inc.	85,142

	ASSET MANAGEMENT - 0.3%
1,103	Apollo Global Management, Inc.	102,789

	AUTOMOTIVE - 1.0%
1,974	BorgWarner, Inc.	70,768
17,534	Ford Motor Company	213,739
2,872	General Motors Company	103,162
399	Phinia, Inc.	12,086
		399,755
	BANKING - 0.9%
53	First Citizens BancShares, Inc., Class A	75,205
1,096	JPMorgan Chase & Company	186,430
2,198	Wells Fargo & Company	108,186
		369,821
	BEVERAGES - 0.5%
3,295	Monster Beverage Corporation(a)	189,825

	BIOTECH & PHARMA - 0.1%
305	Sarepta Therapeutics, Inc.(a)	29,411

	CABLE & SATELLITE - 0.5%
276	Charter Communications, Inc., Class A(a)	107,276
2,407	Comcast Corporation, Class A	105,547
		212,823
	CHEMICALS - 0.3%
717	Celanese Corporation	111,400

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 31.1% (Continued)
	COMMERCIAL SUPPORT SERVICES - 0.5%
1,265	Republic Services, Inc.	$ 208,611

	E-COMMERCE DISCRETIONARY - 0.6%
4,923	Coupang, Inc.(a)	79,703
88	MercadoLibre, Inc.(a)	138,296
		217,999
	ELECTRICAL EQUIPMENT - 0.2%
1,581	Vertiv Holdings Company	75,935

	ENTERTAINMENT CONTENT - 0.2%
6,154	Warner Bros Discovery, Inc.(a)	70,033

	FOOD - 1.7%
731	Hershey Company (The)	136,288
1,298	J M Smucker Company (The)	164,041
1,745	Lamb Weston Holdings, Inc.	188,617
2,542	Mondelez International, Inc.	184,117
		673,063
	HEALTH CARE FACILITIES & SERVICES - 3.2%
5,053	Cardinal Health, Inc.	509,342
373	Cigna Group (The)	111,695
942	DaVita, Inc.(a)	98,684
742	HCA Healthcare, Inc.	200,845
337	Humana, Inc.	154,282
233	McKesson Corporation	107,874
1,001	Tenet Healthcare Corporation(a)	75,646
		1,258,368
	HOME CONSTRUCTION - 1.2%
858	Lennar Corporation, Class A	127,876
3,553	PulteGroup, Inc.	366,741
		494,617
	INDUSTRIAL SUPPORT SERVICES - 0.7%
482	United Rentals, Inc.	276,388

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 31.1% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 1.3%
2,065	Bank of New York Mellon Corporation (The)	$ 107,483
1,145	Cboe Global Markets, Inc.	204,452
967	CME Group, Inc.	203,650
		515,585
	INSURANCE - 3.3%
3,402	Arch Capital Group Ltd.(a)	252,667
849	Arthur J Gallagher & Company	190,923
604	Assurant, Inc.	101,768
733	Everest Re Group Ltd.	259,174
2,637	Hartford Financial Services Group, Inc. (The)	211,962
4,444	Loews Corporation	309,257
		1,325,751
	INTERNET MEDIA & SERVICES - 0.6%
371	DoorDash, Inc., Class A(a)	36,688
3,008	Uber Technologies, Inc.(a)	185,202
		221,890
	LEISURE FACILITIES & SERVICES - 3.4%
10,054	Carnival Corporation(a)	186,401
3,694	DraftKings, Inc., Class A(a)	130,214
672	Hyatt Hotels Corporation, Class A	87,636
1,347	Las Vegas Sands Corporation	66,286
674	McDonald's Corporation	199,847
5,942	MGM Resorts International	265,488
8,299	Norwegian Cruise Line Holdings Ltd.(a)	166,312
1,474	Royal Caribbean Cruises Ltd.(a)	190,867
761	Wynn Resorts Ltd.	69,335
		1,362,386
	MEDICAL EQUIPMENT & DEVICES - 0.6%
3,653	Boston Scientific Corporation(a)	211,180
136	Shockwave Medical, Inc.(a)	25,916
		237,096
	METALS & MINING - 0.2%
12,513	Kinross Gold Corp.	75,704

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 31.1% (Continued)
	OIL & GAS PRODUCERS - 0.5%
2,535	EQT Corporation	$ 98,003
8,497	Permian Resources Corporation	115,560
		213,563
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
3,759	TechnipFMC plc	75,706

	RETAIL - CONSUMER STAPLES - 0.6%
335	Costco Wholesale Corporation	221,127

	RETAIL - DISCRETIONARY - 1.0%
78	AutoZone, Inc.(a)	201,678
204	O'Reilly Automotive, Inc.(a)	193,816
		395,494
	SEMICONDUCTORS - 0.1%
77	NVIDIA Corporation	38,132

	SOFTWARE - 1.3%
1,135	Confluent, Inc., Class A(a)	26,559
308	Datadog, Inc., Class A(a)	37,385
583	Fortinet, Inc.(a)	34,123
68	HubSpot, Inc.(a)	39,477
106	MongoDB, Inc.(a)	43,338
381	Roper Technologies, Inc.	207,709
421	Snowflake, Inc.(a)	83,779
170	Zscaler, Inc.(a)	37,665
		510,035
	SPECIALTY FINANCE - 0.3%
2,871	Synchrony Financial	109,643

	TECHNOLOGY HARDWARE - 0.5%
411	Arista Networks, Inc.(a)	96,795
835	Jabil, Inc.	106,379
		203,174

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 31.1% (Continued)
	TECHNOLOGY SERVICES - 1.1%
1,069	Broadridge Financial Solutions, Inc.	$ 219,947
800	Visa, Inc., Class A	208,280
		428,227
	TRANSPORTATION & LOGISTICS - 2.3%
11,819	American Airlines Group, Inc.(a)	162,393
8,991	Delta Air Lines, Inc.	361,709
1,231	GXO Logistics, Inc.(a)	75,288
7,758	United Airlines Holdings, Inc.(a)	320,095
		919,485
	TRANSPORTATION EQUIPMENT - 1.1%
4,618	PACCAR, Inc.	450,948

	WHOLESALE - DISCRETIONARY - 0.5%
4,318	Copart, Inc.(a)	211,582

	TOTAL COMMON STOCKS (Cost $11,709,788)	12,329,647

	EXCHANGE-TRADED FUNDS — 35.3%
	EQUITY - 23.3%
3,328	Global X MSCI Greece ETF	123,302
12,478	Invesco Nasdaq 100 ETF	2,103,042
5,122	Invesco QQQ Trust Series 1	2,097,561
16,719	Invesco S&P 500 BuyWrite ETF	362,802
15,777	iShares Mortgage Real Estate ETF	372,179
20,188	iShares MSCI Australia ETF	491,376
5,231	iShares MSCI Austria ETF	113,042
3,660	iShares MSCI Brazil ETF	127,954
662	iShares MSCI Chile ETF	18,675
2,945	iShares MSCI France ETF	115,385
3,894	iShares MSCI Germany ETF	115,613
2,705	iShares MSCI India ETF	132,031
3,355	iShares MSCI Italy ETF	113,835

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 35.3% (Continued)
	EQUITY - 23.3% (Continued)
1,968	iShares MSCI Mexico ETF	$ 133,529
2,623	iShares MSCI Netherlands ETF	117,064
4,065	iShares MSCI Peru and Global Exposure ETF	139,755
5,728	iShares MSCI Poland ETF	129,739
1,786	iShares MSCI South Korea ETF	117,037
3,625	iShares MSCI Spain ETF	110,998
3,072	iShares MSCI Sweden ETF	121,252
2,436	iShares MSCI Switzerland ETF	117,586
2,556	iShares MSCI Taiwan ETF	117,653
1,848	iShares MSCI Turkey ETF	59,653
3,416	iShares MSCI United Kingdom ETF	112,899
9,545	JPMorgan BetaBuilders Japan ETF	501,303
10,417	SPDR S&P International Dividend ETF	370,324
4,382	Vanguard Global ex-U.S. Real Estate ETF	186,629
3,358	Vanguard High Dividend Yield ETF	374,854
2,193	Vanguard Real Estate ETF	193,773
		9,190,845
	FIXED INCOME - 12.0%
4,253	FlexShrs High Yield Value-Scored Bond Index Fund	173,820
17,151	Invesco Senior Loan ETF	363,258
4,090	iShares 0-5 Year High Yield Corporate Bond ETF	172,680
11,340	iShares 1-3 Year Treasury Bond ETF	930,334
4,568	iShares 3-7 Year Treasury Bond ETF	535,050
1,340	iShares 7-10 Year Treasury Bond ETF	129,163
6,607	iShares Fallen Angels USD Bond ETF	174,425
703	iShares iBoxx $ Investment Grade Corporate Bond ETF	77,794
10,152	iShares J.P. Morgan EM High Yield Bond ETF	369,025
4,174	iShares JP Morgan USD Emerging Markets Bond ETF	371,736
701	iShares National Muni Bond ETF	75,995
11,691	iShares Preferred & Income Securities ETF	364,642
1,474	iShares Trust iShares 1-5 Year Investment Grade	75,579
3,976	iShares US & International High Yield Corp Bond	175,878
1,319	Schwab US TIPS ETF	68,852
2,432	SPDR Blbg Investment Grade Floating Rate ETF	74,395

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 35.3% (Continued)
	FIXED INCOME - 12.0% (Continued)
5,242	SPDR Bloomberg Convertible Securities ETF			$ 378,210
1,842	SPDR Bloomberg High Yield Bond ETF			174,493
1,855	SPDR FTSE International Government			77,799
				4,763,128

	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,418,818)			13,953,973

Principal Amount ($)		Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 18.9%
	U.S. TREASURY BILLS — 18.9%
2,500,000	United States Treasury Bill(b)	2.6600	01/02/24	2,499,636
2,000,000	United States Treasury Bill(b)	4.3400	01/11/24	1,997,389
1,000,000	United States Treasury Bill(b)	5.0200	01/30/24	995,887
2,000,000	United States Treasury Bill(b)	5.0900	02/08/24	1,989,179
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $7,481,412)			7,482,091

Shares				Fair Value
	SHORT-TERM INVESTMENT — 9.4%
	MONEY MARKET FUND - 9.4%
3,721,429	First American Treasury Obligations Fund, Class X, 5.28%(c) (e) (Cost $3,721,429)			3,721,429

	TOTAL INVESTMENTS - 94.7% (Cost $36,331,447)			$ 37,487,140
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.3%			2,099,807
	NET ASSETS - 100.0%			$ 39,586,947

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
24	3 Month Euro Euribor Future	12/16/2024	$ 6,471,627	$ 1,758
24	3 Month Euro Euribor Future	03/17/2025	6,486,862	52,387

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
24	3 Month Euro Euribor Future	06/16/2025	$ 6,495,474	$ 26,786
24	3 Month Euro Euribor Future	09/15/2025	6,498,123	50,067
23	3 Month Euro Euribor Future	12/15/2025	6,226,733	23,319
8	CBOT Soybean Future(e)	05/14/2024	522,900	(7,825)
41	CME British Pound Currency Future	03/18/2024	3,267,444	25,981
1	CME E Mini Consumer Discretionary Select Sector	03/15/2024	182,700	5,110
2	CME E Mini Financial Select Sector Futures	03/15/2024	234,225	5,237
2	CME E Mini Industrial Select Sector Futures	03/15/2024	232,200	6,940
1	CME E Mini Materials Select Sector Futures	03/15/2024	91,720	460
1	CME E Mini Technology Select Sector Futures	03/15/2024	196,240	4,210
22	CME Swiss Franc Currency Future	03/18/2024	3,294,500	98,469
5	COMEX Gold 100 Troy Ounces Future(e)	02/27/2024	1,035,900	24,210
2	E-mini S&P Communication Services Select Sector	03/15/2024	192,250	7,275
3	E-mini S&P Real Estate Select Sector Stock Index	03/15/2024	148,613	363
28	Eurex 10 Year Euro BUND Future	03/07/2024	4,241,731	(16,528)
10	Long Gilt Future	03/26/2024	1,308,594	(6,564)
35	Montreal Exchange 3 Month Canadian Bank Acceptance	03/19/2025	6,366,182	76
35	Montreal Exchange 3 Month Canadian Bank Acceptance	06/18/2025	6,380,050	6,754
35	Montreal Exchange 3 Month Canadian Bank Acceptance	09/17/2025	6,389,956	47,352
35	Montreal Exchange 3 Month Canadian Bank Acceptance	12/17/2025	6,396,560	4,604
23	NYBOT CSC Number 11 World Sugar Future(e)	05/31/2024	526,019	(99,310)
7	NYMEX Light Sweet Crude Oil Future(e)	06/30/2024	504,840	(31,360)
9	NYMEX NY Harbor ULSD Futures(e)	03/31/2024	943,186	(72,421)
5	NYMEX NY Harbor ULSD Futures(e)	06/30/2024	504,021	(4,414)
5	NYMEX Reformulated Gasoline Blendstock for Oxygen(e)	03/31/2024	446,418	(10,143)
22	Three Month SONIA Index Futures	12/31/2024	6,757,996	(207)
22	Three Month SONIA Index Futures	03/17/2025	6,776,577	18,326
21	Three Month SONIA Index Futures	06/17/2025	6,480,932	67,604
21	Three Month SONIA Index Futures	09/16/2025	6,487,959	86,710
20	Three Month SONIA Index Futures	12/16/2025	6,182,196	44,073
26	Three-Month SOFR Futures	03/17/2025	6,277,700	4,962
26	Three-Month SOFR Futures	09/16/2025	6,298,500	20,237
26	Three-Month SOFR Futures	12/16/2025	6,300,775	6,175
5	TSE Japanese 10 Year Bond Futures	03/13/2024	5,203,036	43,024
	TOTAL OPEN LONG FUTURES CONTRACTS			$ 433,697

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
42	CBOT 10 Year US Treasury Note	03/19/2024	$ 4,741,406	$ (171,796)
56	CBOT Corn Future(e)	03/14/2024	1,319,500	31,225
22	CBOT Corn Future(e)	05/14/2024	532,400	12,925
10	CBOT Soybean Future(e)	03/14/2024	649,000	6,763
45	CBOT Wheat Future(e)	03/14/2024	1,413,000	(114,288)
2	CME Australian Dollar Currency Future	03/18/2024	136,610	(2,916)
2	CME Canadian Dollar Currency Future	03/19/2024	151,250	(1,900)

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
1	CME Euro Foreign Exchange Currency Future	03/18/2024	$ 138,438	$ (1,769)
38	CME Japanese Yen Currency Future	03/18/2024	3,408,600	(37,958)
20	CME Live Cattle Future(e)	02/29/2024	1,348,000	2,940
10	COMEX Copper Future(e)	03/26/2024	972,625	(14,500)
3	COMEX Gold 100 Troy Ounces Future(e)	06/26/2024	633,390	(7,380)
3	Montreal Exchange 10 Year Canadian Bond Future	03/19/2024	281,169	(12,867)
24	NYBOT CSC Number 11 World Sugar Future(e)	02/29/2024	553,190	4,559
51	NYMEX Henry Hub Natural Gas Futures(e)	02/27/2024	1,186,770	236,080
22	NYMEX Henry Hub Natural Gas Futures(e)	05/29/2024	554,180	75,410
16	NYMEX Light Sweet Crude Oil Future(e)	02/20/2024	1,149,440	10,100
5	NYMEX Reformulated Gasoline Blendstock for Oxygen(e)	05/31/2024	482,874	(11,831)
	TOTAL OPEN SHORT FUTURES CONTRACTS			$ 2,797

	TOTAL OPEN FUTURES CONTRACTS			$ 436,494

CREDIT DEFAULT SWAPS
Counterparty	Index	Buy/Sell Protection	Fixed Rate Received	Implied Credit Spread	Frequency of Payments	Expiration Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation

SOC	Markit CDX North America High Yield Index	Sell	5.00%	356.36%	Quarterly	12/20/2028	$169,290	$ 9,875	$ 1,576	$ 8,299
SOC	Markit CDX North America Investment Grade Index	Sell	1.00%	56.51%	Quarterly	12/20/2028	74,500	1,445	1,020	425
SOC	Markit iTraxx Europe Index	Sell	1.00%	58.58%	Quarterly	12/20/2028	74,000	1,587	880	707
SOC	Markit iTraxx Europe Crossover Index	Sell	5.00%	313.58%	Quarterly	12/20/2028	169,000	14,863	6,449	8,414
		Net Unrealized Appreciation on Swap Contracts							$ 9,925	$ 17,845

ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
SPDR	- Standard & Poor's Depositary Receipt
SOC	- Societe Generale
(a)	Non-income producing security.
(b)	Zero coupon bond.
(c)	Rate disclosed is the seven day effective yield as of December 31, 2023.
(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(e)	All or a portion of this investment is a holding of the ACSSF Fund Limited.